Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,973,289.46

Principal:
Principal Collections	$28,958,126.65
Prepayments in Full	$15,809,192.97
Liquidation Proceeds	$370,329.35
Recoveries	$116,252.90
Sub Total	$45,253,901.87
Collections	$47,227,191.33

Purchase Amounts:
Purchase Amounts Related to Principal	$137,452.04
Purchase Amounts Related to Interest	$356.73
Sub Total	$137,808.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,365,000.10

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,365,000.10
Servicing Fee	$785,980.00	$785,980.00	$0.00	$0.00	$46,579,020.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,579,020.10
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$46,579,020.10
Interest - Class A-3 Notes	$240,651.75	$240,651.75	$0.00	$0.00	$46,338,368.35
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$46,195,641.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,195,641.68
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$46,133,008.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,133,008.01
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$46,061,404.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,061,404.01
Regular Principal Payment	$42,522,805.47	$42,522,805.47	$0.00	$0.00	$3,538,598.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,538,598.54
Residual Released to Depositor	$0.00	$3,538,598.54	$0.00	$0.00	$0.00

Total		$47,365,000.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$42,522,805.47
Total					$42,522,805.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$42,522,805.47	$61.97	$240,651.75	$0.35	$42,763,457.22	$62.32
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$42,522,805.47	$20.19	$517,616.09	$0.25	$43,040,421.56	$20.44

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$515,682,314.34	0.7515811	$473,159,508.87	0.6896062
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$837,762,314.34	0.3978640	$795,239,508.87	0.3776694

Pool Information
Weighted Average APR	2.594%	2.584%
Weighted Average Remaining Term	39.27	38.46
Number of Receivables Outstanding	45,707	44,537
Pool Balance	$943,175,997.34	$897,581,288.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$879,875,445.60	$837,352,640.13
Pool Factor	0.4184415	0.3982133

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$60,228,648.28
Targeted Overcollateralization Amount	$102,341,779.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$102,341,779.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$319,607.92
(Recoveries)		42	$116,252.90
Net Loss for Current Collection Period			$203,355.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2587%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2233%
Second Prior Collection Period			0.2923%
Prior Collection Period			0.3361%
Current Collection Period			0.2651%
Four Month Average (Current and Prior Three Collection Periods)			0.2792%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,358	$5,283,395.27
(Cumulative Recoveries)			$963,552.48
Cumulative Net Loss for All Collection Periods			$4,319,842.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1917%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,240.63
Average Net Loss for Receivables that have experienced a Realized Loss			$1,831.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	311	$7,729,658.68
61-90 Days Delinquent	0.09%	32	$777,416.78
91-120 Days Delinquent	0.01%	2	$57,365.49
Over 120 Days Delinquent	0.02%	7	$143,832.87
Total Delinquent Receivables	0.97%	352	$8,708,273.82

Repossession Inventory:
Repossessed in the Current Collection Period		10	$276,756.76
Total Repossessed Inventory		24	$800,761.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1198%
Prior Collection Period			0.1203%
Current Collection Period			0.0921%
Three Month Average			0.1107%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1090%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	22

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$2,512,670.37
2 Months Extended	111	$3,364,441.58
3+ Months Extended	18	$464,842.00

Total Receivables Extended	223	$6,341,953.95

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer